Convertible Notes and Derivative Liabilities (Details)				6 Months Ended
		Feb. 13, 2025 USD ($) shares	Feb. 12, 2025	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024
Convertible Notes and Derivative Liabilities [Line Items]
Exchange of shares (in Shares) | shares		1		7,338,887
Percentage of merger consideration shares							30.00%
Outstanding principal balance (in Dollars)				$ 110
Payment of company obligations (in Dollars)				33,250,000
Unamortized of debt discount (in Dollars)				$ 273,050		$ 0
Issuance of ordinary shares (in Shares) | shares				2,126,729
Convertible fair value (in Dollars)				$ 3,050,932		$ 3,086,519
Net cash proceeds (in Dollars)				$ 4,887,000
Senior unsecured notes bear interest				6.00%
Additional purchase (in Dollars)				$ 40,100,000
Senior unsecured notes (in Dollars)				2,923,000
Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Convertible notes (in Dollars)				$ 33,025,000
Exchange of shares (in Shares) | shares				10,000
Debt Instrument, Issued, Principal (in Dollars)				$ 5,430,000
GCL Global [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Unamortized of debt discount (in Dollars)		$ 33,025,000
Conversion feature, description			the Business Combination, the fair value of the convertible notes was allocated to (i) conversion feature of $22,377,734, (ii) bonus share component of $2,685,327, and (iii) top-up share feature of $2,707,836.
Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares				$ 4.5
Aggregate principal amount (in Dollars)				$ 104,655
Conversion feature (in Dollars)				$ 122,670
Senior unsecured notes [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares				$ 2.16
Net cash proceeds (in Dollars)				$ 4,717,000
Principal converted				110
Accrued interest payable (in Dollars)				$ 556
Measurement Input, Share Price [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				2.51
Measurement Input, Price Volatility [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				56.08
Measurement Input, Price Volatility [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				2.51		3.9
Measurement Input, Risk Free Interest Rate [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				3.61
Measurement Input, Risk Free Interest Rate [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage			4.4	3.7
Ordinary Shares [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Issuance of ordinary shares (in Shares) | shares		1,149,998		2,201,665
Converted ordinary shares (in Shares) | shares	[1]			116,021
Merger Agreement [Member] | GCL Global [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Merger consideration shares (in Dollars per share) | $ / shares				$ 4.5
GCL Global, and Epic SG [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Convertible notes (in Dollars)				$ 1,590,750
Exchange ratio for the business combination (in Dollars per share) | $ / shares				$ 10
Business Combination [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Exchange of shares (in Shares) | shares		7,338,887
Minimum [Member] | Measurement Input, Share Price [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage			3.05
Minimum [Member] | Measurement Input, Share Price [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				2.64
Minimum [Member] | Measurement Input, Price Volatility [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				1
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				3.49
Maximum [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Senior unsecured notes bear interest				18.00%
Maximum [Member] | Measurement Input, Share Price [Member] | Note Purchase Agreements [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage						1.95
Maximum [Member] | Measurement Input, Share Price [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				3.53
Maximum [Member] | Measurement Input, Price Volatility [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				56.07
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Convertible Note [Member]
Convertible Notes and Derivative Liabilities [Line Items]
Debt instrument percentage				3.94

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.